Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred revenue		$ 138,982	$ 159,409
Recognized revenue	$ 97,823	61,964
Commission expenses	10,700	8,400	6,800
Advertising expenses	$ 5,274	4,098	$ 5,315
Tax benefit, percentage	50.00%
Public warrants (in Shares)	20,000,000
Private warrants (in Shares)	9,666,667
Price per share (in Dollars per share)	$ 11.5
Price per warrant (in Dollars per share)	0.01
Exceeds per share (in Dollars per share)	$ 18
Restricted sponsor shares, description	7,500,000 Ordinary Shares issued to the Sponsor, out of a total of 13,500,000 shares, are Restricted Shares and will vest in 3 tranches of 3,000,000, 3,000,000 and 1,500,000, upon achievement of the of the triggering events (as defined in the business combination agreement); if at any time during the Price Adjustment Period the price of Cellebrite Ordinary Shares will be greater than or equal to $12.50, $15.00 and $30.00, respectively,
Ordinary shares, description	Holders of the Company’s Ordinary Shares and vested Restricted Share Units, in each case as of immediately prior to the effective time, are eligible to receive up to 15,000,000 Ordinary Shares that will vest in 3 tranches of 5,000,000 upon achievement of the of the triggering events (if at any time during the Price Adjustment Period the price of Cellebrite Ordinary Shares will be greater than or equal to $12.50, $15.00 and $30.00, respectively, over any twenty trading days within any thirty trading day period.
Net of tax	$ 577	1,521
Forward contracts	15,623
Instruments assets	$ 964	$ 2,016
Operating segment	1
Reporting unit	1
Determined operates segment	1
Reportable segment	1
Purchase ordinary shares (in Shares)	9,995,236	31,728,133	29,276,607
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lease liabilities				$ 16,400
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Dividend yield, percentage	0.00%
Historical rate, percentage	0.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Dividend yield, percentage	5.00%
Historical rate, percentage	5.00%